CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Cash and Balances With The Brazilian Central Bank	R$ 20,127,364	R$ 19,463,587	R$ 20,642,321
Financial Assets Held For Trading	0	0	86,271,097
Debt instruments	0	0	34,879,681
Equity instruments	0	0	489,770
Trading derivatives	0	0	17,070,125
Balances With The Brazilian Central Bank	0	0	33,831,521
Financial Assets Measured At Fair Value Through Profit Or Loss	32,342,306	43,711,800	0
Debt instruments	3,735,076	3,171,746	0
Balances With The Brazilian Central Bank	28,607,230	40,540,054	0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	57,020,903	68,852,314	0
Debt instruments	34,885,631	50,066,469	0
Equity instruments	2,029,470	766,333	0
Trading derivatives	20,105,802	18,019,512	0
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	171,453	917,477	0
Equity instruments	171,453	298,297	0
Loans and advances to customers	0	619,180	0
Other Financial Assets At Fair Value Through Profit Or Loss	0	0	1,692,057
Debt instruments	0	0	1,658,689
Equity instruments	0	0	33,368
Available-For-Sale Financial Assets	0	0	85,823,384
Debt instruments	0	0	84,716,747
Equity instruments	0	0	1,106,637
Financial Assets Measured At Fair Value Through Other Comprehensive Income	96,120,233	85,436,677	0
Debt instruments	95,962,927	85,395,691	0
Equity instruments	157,306	40,986	0
Held to maturity investments	0	0	10,214,454
Loans and Receivables	0	0	368,729,006
Loans and amounts due from credit institutions	0	0	78,692,334
Loans and advances to customers	0	0	272,420,157
Debt instruments	0	0	17,616,515
Financial Assets Measured At Amortized Cost	474,680,904	429,731,475	0
Loans and amounts due from credit institutions	109,233,128	91,859,759	0
Loans and advances to customers	326,699,480	301,072,207	0
Debt instruments	38,748,296	36,799,509	0
Hedging Derivatives	339,932	343,934	192,763
Non-Current Assets Held For Sale	1,325,335	1,380,231	1,155,456
Investments in Associates and Joint Ventures	1,070,762	1,053,315	866,564
Tax Assets	33,599,178	31,565,767	28,825,741
Current	3,304,116	3,885,189	4,047,663
Deferred	30,295,062	27,680,578	24,778,078
Other Assets	5,061,337	4,800,467	4,578,270
Tangible Assets	9,781,957	6,588,975	6,509,883
Intangible Assets	30,595,788	30,018,988	30,202,043
Goodwill	28,375,004	28,378,288	28,364,256
Other intangible assets	2,220,784	1,640,700	1,837,787
TOTAL ASSETS	762,237,452	723,865,007	645,703,039
Liabilities and Stockholders' Equity
Financial Liabilities Held For Trading	0	0	49,322,546
Trading derivatives	0	0	16,514,154
Short positions	0	0	32,808,392
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	46,064,669	50,938,992	0
Trading derivatives	22,229,016	18,243,315	0
Short positions	23,835,653	32,695,677	0
Financial Liabilities Measured At Fair Value Through Profit Or Loss	5,319,416	1,946,056	0
Deposits from Brazilian Central Bank and deposits from credit institutions	5,319,416	1,946,056	0
Financial Liabilities at Amortized Cost	575,230,401	547,295,169	478,880,704
Deposits from Brazilian Central Bank and deposits from credit institutions	99,271,415	99,022,806	79,374,685
Customer deposits	336,514,597	304,197,800	276,042,141
Marketable debt securities	73,702,474	74,626,232	70,247,012
Subordinated debts	0	9,885,607	519,230
Debt Instruments Eligible to Compose Capital	10,175,961	9,779,944	8,436,901
Other financial liabilities	55,565,954	49,782,780	44,260,735
Hedging Derivatives	200,961	223,520	163,332
Provisions	16,331,825	14,695,898	13,986,916
Provisions for pensions funds and similar obligations	4,960,620	3,357,654	3,923,457
Provisions for judicial and administrative proceedings, commitments and other provisions	11,371,205	11,338,244	10,063,459
Tax Liabilities	10,960,075	8,074,764	8,248,019
Current	5,419,202	5,043,375	5,751,488
Deferred	5,540,873	3,031,389	2,496,531
Other Liabilities	10,920,944	9,095,148	8,013,921
Total Liabilities	665,028,291	632,269,547	558,615,438
Stockholders' Equity	96,736,290	91,944,333	87,425,075
Share capital	57,000,000	57,000,000	57,000,000
Reserves	34,877,493	30,440,288	28,966,451
Treasury shares	(681,135)	(461,432)	(148,440)
Option for Acquisition of Equity Instrument	(67,000)	(1,017,000)	(1,017,000)
Profit for the year attributable to the Parent	16,406,932	12,582,477	8,924,064
Less: dividends and remuneration	(10,800,000)	(6,600,000)	(6,300,000)
Other Comprehensive Income	(85,710)	(878,863)	(774,368)
Stockholders' Equity Attributable to the Parent	96,650,580	91,065,470	86,650,707
Non - Controlling Interests	558,581	529,990	436,894
Total Stockholders' Equity	97,209,161	91,595,460	87,087,601
Total Liabilities and Stockholders' Equity	R$ 762,237,452	R$ 723,865,007	R$ 645,703,039